UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:          December 31, 2000

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one): [  ]    is a restatement.
                                    [  ]    adds new holdings entries.
Investment Manager Filing this Report:

Name:       Stevenson Capital Management
Address:    19925 Stevens Creek Blvd
            Cupertino, CA 95014



Form 13F File Number:  28- 03429

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Walter R. Stevenson
Title:       Proprietor
Phone:       650/854-6210

Signature, Place, and Date of Signing:

/s/ Walter R. Stevenson          Cupertino, CA             January   , 2001
--------------------------------------------------------------------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                     ------------
Form 13F Information Table Entry Total:                       163
                                                     ------------
Form 13F Information Table Value Total:              $    174,757
                                                     ------------
                                                      (thousands)

List of other Included Managers:

Provide a number list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

NONE



                                                    STEVENSON CAPITAL MANAGEMENT
                                                              FORM 13F
                                               Managed Assets as of December 31, 2000



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
3Com Corp                    Com         885535104           363         42700            Sole                  Sole
3M Company                   Com         604059105           169          1400            Sole                  Sole
AMB Property Corp.           Com         00163T109            13           500            Sole                  Sole
AT&T Corp.                   Com         001957109          1038         59930            Sole                  Sole
Abbott Labs                  Com         002824100          1298         26800            Sole                  Sole
Adobe Systems                Com         00724F101           233          4000            Sole                  Sole
Agilent Technologies, Inc    Com         00846u101          8735        159541            Sole                  Sole
Alaska Communications System Com         01167p101            15          2000            Sole                  Sole
All American Semiconductor   Com         016557100             5           600            Sole                  Sole
Alliant Energy Corp          Com         018802108           143          4490            Sole                  Sole
Allstate Corp.               Com         020002101          2440         56000            Sole                  Sole
America Online               Com         02364J104           195          5600            Sole                  Sole
American General Corp        Com         026351106            41           500            Sole                  Sole
American Home Products       Com         026609107           318          5000            Sole                  Sole
American International Group Com         026874107          5335         54131            Sole                  Sole
Apple Computer Inc.          Com         037833100          1559        104800            Sole                  Sole
Applied Materials            Com         038222105           153          4000            Sole                  Sole
Archer-Daniels Midland Co.   Com         039483102           595         39690            Sole                  Sole
Asia Tigers Fund Inc.        Com         04516T105           107         16000            Sole                  Sole
Avaya Inc                    Com         046008108             9           858            Sole                  Sole
BP Amoco P L C Sponsored ADR Com         055622104           304          6348            Sole                  Sole
BRE Properties               Com         05564E106          1578         49800            Sole                  Sole
Ballard Power Systems        Com         05858H104             6           100            Sole                  Sole
Banc One Corp                Com         059438101           238          6500            Sole                  Sole
Bank of America Corp         Com         066050105           617         13453            Sole                  Sole
Base Ten Systems Cl A        Com         069779304             0           600            Sole                  Sole
Bell South Corp.             Com         079860102            63          1530            Sole                  Sole
Benson Petroleum Ltd.        Com         08261D106            36         25000            Sole                  Sole
Berkshire Hathaway Class B   Com         084670207           118            50            Sole                  Sole
Berkshire Hthwy Class A      Com         084670108           213            30            Sole                  Sole
Boeing Co.                   Com         097023105           726         11000            Sole                  Sole
Boston Scientific Corp       Com         101137107            14          1000            Sole                  Sole
Bristol Myers                Com         09247U107          3647         49320            Sole                  Sole
Burlington Resources         Com         122014103            51          1000            Sole                  Sole
CIGNA Corp.                  Com         125509109           437          3300            Sole                  Sole
CMGI Inc                     Com         125750109            11          2000            Sole                  Sole
CT Holdings Inc.             Com         12643y103             4         15000            Sole                  Sole
Callaway Golf                Com         127387108            37          2000            Sole                  Sole
Cendant Corp.                Com         151313103          1081        112300            Sole                  Sole
Chalone Wine Group Ltd.      Com         157639105             1           100            Sole                  Sole
Chase Manhattan Bank         Com         16161A108          1220         26850            Sole                  Sole
Chevron Corp.                Com         166751107           507          6000            Sole                  Sole
Ciena Corp.                  Com         171779101            41           500            Sole                  Sole
Cirrus Logic Inc.            Com         172755100            58          3100            Sole                  Sole
Cisco Systems Inc.           Com         17275R102          1782         46600            Sole                  Sole
Citigroup Inc.               Com         173034109          3089         60502            Sole                  Sole
Clorox Co.                   Com         189054109           284          8000            Sole                  Sole
Coastcast Corp               Com         19057T108            37          2100            Sole                  Sole
Collectors Universe          Com         19421r101            12          8000            Sole                  Sole
Comerica Inc.                Com         200340107            50           850            Sole                  Sole
Compaq Computer              Com         204493100          1151         76500            Sole                  Sole
Computer Assoc Intl, Inc.    Com         204912109           195         10000            Sole                  Sole
Compuware Corp               Com         205638109           553         88500            Sole                  Sole
Corning Inc.                 Com         219350105            21           400            Sole                  Sole
Covad Communications Group   Com         222814204             7          4000            Sole                  Sole
Daimler-Chrysler             Com         D1668R123           124          3000            Sole                  Sole
Darden Restaurants Inc.      Com         237194105           114          5000            Sole                  Sole
Dell Computer Corp.          Com         247025109           392         22500            Sole                  Sole
Deltic Timber Corp.          Com         247850100            36          1500            Sole                  Sole
Dot Hill Systems Corp        Com         25848t109            16          4000            Sole                  Sole
Duke Energy                  Com         264399106          2148         25200            Sole                  Sole
E M C Corp Mass Com          Com         268648102           125          1880            Sole                  Sole
Edison International         Com         281020107           102          6540            Sole                  Sole
Elan Plc Adr                 Com         284131208            94          2000            Sole                  Sole
Emerging Mrkts Infrastruc Fu Com         290921105            19          2393            Sole                  Sole
Emerson Elec                 Com         291011104           331          4200            Sole                  Sole
Ennis Business Forms Inc.    Com         293389102           310         42000            Sole                  Sole
Enron Corp                   Com         293561106           327          3930            Sole                  Sole
European Warrant Fund Inc.   Com         298792102            67          7000            Sole                  Sole
Exxon Mobil Corp             Com         30231g102          3874         44556            Sole                  Sole
Fairfield Communities Inc.   Com         304231301            34          2406            Sole                  Sole
Fannie Mae                   Com         313586109          5819         67080            Sole                  Sole
Farmers & Merchants Com      Com         308243104            40           208            Sole                  Sole
Farmers & Merchants Bank Of  Com         308035104           451           225            Sole                  Sole
Federal Realty Investment Tr Com         313747206           190         10000            Sole                  Sole
First National Bank Of Ancho Com         322387101            88           100            Sole                  Sole
Florida East Coast Ind Cl B  Com         340632207            42          1223            Sole                  Sole
Florsheim Group              Com         343302105             5         10000            Sole                  Sole
Ford Motor Co.               Com         345370100          1505         64200            Sole                  Sole
Franchise Finance Corp of Am Com         351807102           933         40000            Sole                  Sole
Freddie Mac Voting Shs       Com         313400301           276          4000            Sole                  Sole
General Electric Co.         Com         369604103          4685         97730            Sole                  Sole
General Mills Inc.           Com         370334104           187          4200            Sole                  Sole
Gillette                     Com         375766102          2113         58500            Sole                  Sole
Glaxo Wellcome Plc Adr       Com         37733W105            84          1500            Sole                  Sole
Golden West Financial        Com         381317106           142          2100            Sole                  Sole
HCA - The HealthCare Company Com         404119109            66          1500            Sole                  Sole
Halliburton Co.              Com         406216101           917         25300            Sole                  Sole
Health Net, Inc              Com         42222g108            20           780            Sole                  Sole
Healthcare Realty Trust      Com         421946104          1874         88200            Sole                  Sole
Heinz H J Co Com             Com         423074103            59          1239            Sole                  Sole
Hewlett Packard Co.          Com         428236103          1237         39200            Sole                  Sole
Home Depot Inc.              Com         437076102           160          3500            Sole                  Sole
Hydrogenics Corp             Com         44882100              1           300            Sole                  Sole
I C N Pharmaceuticals Inc.   Com         448924100            61          2000            Sole                  Sole
ICG Communications Inc.      Com         449246107             0          1725            Sole                  Sole
INSCI Statements Corp        Com         45765T106             2          5000            Sole                  Sole
Informix Corp.               Com         456779107            30         10000            Sole                  Sole
Innkeepers USA Trust-SBI     Com         4576J0104          1732        156600            Sole                  Sole
Int'l House Of Pancakes      Com         449623107            65          3000            Sole                  Sole
Integrated Silicon Solutions Com         45812P107            36          2500            Sole                  Sole
Intel Corp.                  Com         458140100          5303        176400            Sole                  Sole
Interleukin Genetics Inc     Com         458738101            16          5000            Sole                  Sole
International Business Machi Com         459200101          4786         56300            Sole                  Sole
Iomega Corp.                 Com         462030107            10          3000            Sole                  Sole
J. P. Morgan & Co.           Com         616880100           463          2800            Sole                  Sole
JDS Uniphase                 Com         46612j101            46          1100            Sole                  Sole
John Hancock Bank & Thrift O Com         409735107          4689        528300            Sole                  Sole
Johnson & Johnson            Com         478160104          3614         34400            Sole                  Sole
Kimberly Clark               Com         494368103           141          2000            Sole                  Sole
LSI Logic Corp.              Com         502161102            27          1600            Sole                  Sole
Latin America Equity Fund In Com         51827T100           130         10092            Sole                  Sole
Lee Enterprises Inc.         Com         523768109            30          1000            Sole                  Sole
Lehman Bros. Holding         Com         524908100          1988         29400            Sole                  Sole
Lilly Eli & Co.              Com         532457108            37           400            Sole                  Sole
Lockheed Martin Corp.        Com         539830109           146          4300            Sole                  Sole
Lucent Technologies Inc      Com         549463107           161         11958            Sole                  Sole
Mariner Post-Acute Ntwrk     Com         568459101             0          6500            Sole                  Sole
Marsh & Mclennan             Com         571748102           152          1300            Sole                  Sole
Mattel Inc.                  Com         577081102           173         12000            Sole                  Sole
McKesson HBOC Inc            Com         58155Q103            57          1600            Sole                  Sole
Mcdonalds Corp.              Com         580135101           292          8600            Sole                  Sole
Merck & Co.                  Com         589331107           300          3200            Sole                  Sole
Merrill Lynch & Co.          Com         590188108          3341         49000            Sole                  Sole
Microsoft Corp.              Com         594918104          1488         34300            Sole                  Sole
Motorola                     Com         620076109            41          2000            Sole                  Sole
NASDAQ 100 Trust SR I        Com         631100104          3292         56400            Sole                  Sole
NCI Building Systems         Com         628852105           132          7000            Sole                  Sole
Nestles Sa                   Com         641069406            93           800            Sole                  Sole
New Plan Excel Realty Trust  Com         648053106          2960        225500            Sole                  Sole
Nokia Corp                   Com         654902204            44          1000            Sole                  Sole
Nordstrom, Inc.              Com         65473e105            36          2000            Sole                  Sole
Nortel Networks Corporation  Com         656569100          1597         49800            Sole                  Sole
Novell Inc.                  Com         670006105            39          7500            Sole                  Sole
Ocean Energy Inc Tex (New)   Com         67481e106            87          5000            Sole                  Sole
Oracle Systems               Com         68389X105           648         22300            Sole                  Sole
Oxford Health Plans New      Com         691471106           198          5000            Sole                  Sole
Pacific Gas & Electric       Com         69331C108             0            10            Sole                  Sole
Palm, Inc.                   Com         696642107          1793         63331            Sole                  Sole
Pfizer Inc.                  Com         717081103          1895         41200            Sole                  Sole
Pharmaceutical Prod Dev      Com         717124101            50          1000            Sole                  Sole
Premier Laser Systems        Com         740522107             0          1000            Sole                  Sole
Priceline.com Inc.           Com         741503106             3          2000            Sole                  Sole
Proctor & Gamble             Com         742718109           596          7600            Sole                  Sole
Raymond James Financial      Com         754730109            63          1800            Sole                  Sole
Raytel Medical Corp          Com         755107109            27         33400            Sole                  Sole
Raytheon Co. Cl A            Com         755111309            87          3000            Sole                  Sole
Regions Financial Corp       Com         758940100           173          6331            Sole                  Sole
Ross Stores Inc              Com         778296103          2017        119500            Sole                  Sole
Royal Dutch Shell            Com         780857804           477          7880            Sole                  Sole
Royce Focus Trust Inc        Com         78080N108           819        144000            Sole                  Sole
Royce Value Trust Inc        Com         780910105          2088        144636            Sole                  Sole
S & P 500 Spiders            Com         78462F103          6310         48100            Sole                  Sole
SBC Communications, Inc.     Com         78387G103           191          4004            Sole                  Sole
Schlumberger Ltd.            Com         806857108          2766         34600            Sole                  Sole
Scientific Atlanta Inc.      Com         808655104           371         11395            Sole                  Sole
Sealed Air Corp New          Com         81211k100            16           536            Sole                  Sole
Shurgard Storage Centers     Com         82567d104           264         10800            Sole                  Sole
Southern Co.                 Com         842587107           349         10500            Sole                  Sole
St. Joe Corp.                Com         790148100           117          5300            Sole                  Sole
Staar Surgical Co            Com         852312305            31          2500            Sole                  Sole
Stanton Island Corp          Com         857550107           192          9000            Sole                  Sole
Steelcase Inc.               Com         858155203            14          1000            Sole                  Sole
Sun Microsystems             Com         866810104           137          4900            Sole                  Sole
Sybase, Inc.                 Com         871130100            20          1000            Sole                  Sole
Teco Energy                  Com         872375100           583         18000            Sole                  Sole
Templeton Dragon Fund        Com         88018T101           500         69000            Sole                  Sole
Time Warner                  Com         887315109          1087         20800            Sole                  Sole
Transocean Sedco Forex Inc   Com         g90078109            45           968            Sole                  Sole
Tyco Intl Ltd New Com        Com         902124106            30           542            Sole                  Sole
U.S. Diagnostic Inc Eff      Com         90328Q108             1          1000            Sole                  Sole
USA Education Inc.           Com         90390u102           286          4200            Sole                  Sole
Unisys                       Com         909214108            88          6000            Sole                  Sole
Unumprovident Corp Com       Com         91529y106          2338         87000            Sole                  Sole
Utah Medical Inc             Com         917488108           352         46880            Sole                  Sole
Velocity HIS, Inc.           Com         92257k102             0          3820            Sole                  Sole
Verizon Communications       Com         92343v10           2569         51252            Sole                  Sole
Vishay Intertechnology       Com         928298108            12           805            Sole                  Sole
Visteon Corp                 Com         92839u107            14          1255            Sole                  Sole
Vodaphone Group PLC          Com         92857t107           122          3415            Sole                  Sole
Wal-Mart Stores Inc.         Com         931142103           558         10500            Sole                  Sole
Walt Disney Co.              Com         254687106          1809         62500            Sole                  Sole
Washington Mututal, Inc.     Com         939322103         10713        201900            Sole                  Sole
Washington Real Estate Inv T Com         939653101           111          4700            Sole                  Sole
Waste Management Inc         Com         94106l109          3952        142419            Sole                  Sole
Williams Cos Inc Del Com     Com         969457100            28           700            Sole                  Sole
WorldCom, Inc                Com         98157d106          1443        102600            Sole                  Sole
Wyndam International Inc     Com         983101106            18         10000            Sole                  Sole
Xcel Energy Inc.             Com         98389b100           830         28550            Sole                  Sole
Xerox Corporation            Com         984121103           436         94300            Sole                  Sole
Innkeepers USA Trust 8.625%  Com         4576j0302          1232         68900            Sole                  Sole
Sealed Air Corp PFD Cum Ser  Com         81211k209            15           475            Sole                  Sole

Blackrock Calif. Muni Fund   Com         09247U107           113          8300            Sole                  Sole
Greenwich St. Calif. Muni    Com         397009101          4176        353500            Sole                  Sole
Hyperion Term 2005           Com         448918102          2763        318000            Sole                  Sole
Pilgrim Fd Prime Rate Tr     Com         720906106          1721        229500            Sole                  Sole
Pimco Commercial Mortgage    Com         693388100          2016        160500            Sole                  Sole
RCM Global Government Fund   Com         74936A101          3945        392000            Sole                  Sole
TCW/DW Term 2003             Com         87234U108          1448        148500            Sole                  Sole
TCW/DW Term Trust 2000       Com         87234V106           100         10000            Sole                  Sole

TOTALS:                                                   174757       6862842

